PROPERTY AND EQUIPMENT (Details) (USD $)	Nov. 30, 2014	Aug. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment, Gross	$ 592,655	$ 606,596	$ 446,850
Accumulated depreciation	(410,911)	(395,071)	(380,252)
Net property and equipment	181,744	211,525	66,598
Equipment [Member]
Property, Plant and Equipment, Gross	39,400
Net property and equipment	39,400
Computer Equipment [Member]
Property, Plant and Equipment, Gross	553,255	567,196	395,818
Net property and equipment	553,255	567,196	395,818
Software and Equipment [Member]
Property, Plant and Equipment, Gross		39,400	51,032
Net property and equipment		$ 39,400	$ 51,032